Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	SINOVAC BIOTECH LTD
Entity Central Index Key	0001084201
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity File Number	001-32371
Entity Incorporation, State or Country Code	B9
Entity Address, Address Line One	No. 39 Shangdi Xi Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100085
Entity Common Stock, Shares Outstanding	71,860,702
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1921
Auditor Name	Zhonghua Certified Public Accountants LLP
Auditor Location	Shanghai, China
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheets of Sinovac Biotech Ltd. and its subsidiaries (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income (loss), shareholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated June 5, 2026 expressed an adverse opinion.

Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Trading Symbol	SVA
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 39 Shangdi Xi Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100085
Contact Personnel Name	Nan Wang
City Area Code	+86
Local Phone Number	10-5693-1800
Contact Personnel Fax Number	+86-10-5693-1800
Contact Personnel Email Address	ir@sinovac.com